CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Sales, net of business tax, value-added tax and related surcharges
Online education services	$ 58,573	$ 40,281	$ 30,788
Books and reference materials	5,129	4,438	4,743
Others	7,658	7,383	6,033
Total net revenues	71,360	52,102	41,564
Cost of sales
Cost of services	(27,073)	(20,494)	(16,840)
Cost of tangible goods sold	(2,844)	(2,587)	(2,794)
Total cost of sales	(29,917)	(23,081)	(19,634)
Gross profit	41,443	29,021	21,930
Operating expenses
Selling expenses	(15,673)	(11,337)	(9,771)
General and administrative expenses	(9,806)	(8,248)	(12,221)
Impairment of purchased call options			(1,115)
Total operating expenses	(25,479)	(19,585)	(23,107)
Other operating income	59	58	603
Operating income (loss)	16,023	9,494	(574)
Interest income	1,415	1,119	883
Exchange loss	(77)	(40)	(143)
Income before income taxes	17,361	10,573	166
Less: Income tax expense	(3,797)	(2,600)	(971)
Net income (loss) from continuing operations	13,564	7,973	(805)
Net income (loss) from discontinued operations		236	(3,300)
Net income (loss)	13,564	8,209	(4,105)
Net loss attributable to noncontrolling interest			303
Net income (loss) from continuing operations attributable to China Distance Education Holdings Limited	13,564	7,973	(502)
Net income (loss) from discontinued operations attributable to China Distance Education Holdings Limited		236	(3,300)
Net income (loss) attributable to China Distance Education Holdings Limited	$ 13,564	$ 8,209	$ (3,802)
Net (loss) income attributable to China Distance Education Holdings Limited shareholders
Basic from continuing operations	$ 0.10	$ 0.06	$ 0.00
Basic from discontinued operations		$ 0.00	$ (0.03)
Basic	$ 0.10	$ 0.06	$ (0.03)
Diluted from continuing operations	$ 0.10	$ 0.06	$ 0.00
Diluted from discontinued operations		$ 0.00	$ (0.03)
Diluted	$ 0.10	$ 0.06	$ (0.03)
Weighted average shares used in calculating net (loss) income per share
Basic	135,174,562	133,996,737	133,571,727
Diluted	136,399,233	134,363,108	133,571,727